John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 3/31/2020

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 92.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,870,392	$185,221,004
Capital Appreciation, Class NAV, JHF II (Jennison)	7,901,014	109,824,092
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,458,044	111,830,513
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,807,565	99,935,055
Disciplined Value International, Class NAV, JHIT (Boston Partners)	16,468,680	150,853,112
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,246,910	189,309,966
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,638,438	170,239,761
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,768,175	37,065,869
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,421,717	22,715,707
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,393,733	173,157,001
Global Equity, Class NAV, JHF II (MIM US) (B)	5,053,937	48,568,337
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,450,343	29,810,967
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,499,040	63,820,576
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,653,245	43,554,373
International Growth, Class NAV, JHF III (Wellington)	4,783,109	117,760,153
International Small Company, Class NAV, JHF II (DFA)	10,817,799	83,729,768
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,260,209	229,069,784
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,858,013	136,022,197
Mid Value, Class NAV, JHF II (T. Rowe Price)	12,437,417	137,184,709
Multifactor Emerging Markets ETF, JHETF (DFA)	3,211,418	63,553,962
Multifactor Mid Cap ETF, JHETF (DFA)	931,608	26,466,983
Multifactor Small Cap ETF, JHETF (DFA)	986,342	18,750,361
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	5,161,292	47,225,818
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	3,955,181	56,954,606
Small Cap Value, Class NAV, JHF II (Wellington)	3,491,614	48,358,856
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,245,324	145,415,235
Alternative and specialty - 7.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,252,722	12,953,141
Diversified Macro, Class NAV, JHIT (Graham)	2,933,968	26,170,997
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	12,465,887	82,399,516
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	9,919,203	$42,850,958
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	11,032,763	37,401,068
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,011,368	10,862,088

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,905,713,205)		$2,759,036,533
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	60,682

TOTAL COMMON STOCKS (Cost $91,717)		$60,682
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	3,079	3,079

TOTAL SHORT-TERM INVESTMENTS (Cost $3,079)		$3,079
Total investments (Cost $2,905,808,001) - 100.0%		$2,759,100,294
Other assets and liabilities, net - 0.0%		321,059
TOTAL NET ASSETS - 100.0%		$2,759,421,353
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.6%
Equity - 74.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	11,928,373	$453,636,015
Capital Appreciation, Class NAV, JHF II (Jennison)	19,455,604	270,432,901
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	36,354,744	354,822,303
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,503,446	256,950,593
Disciplined Value International, Class NAV, JHIT (Boston Partners)	39,527,106	362,068,292
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	40,260,378	358,719,971
Equity Income, Class NAV, JHF II (T. Rowe Price)	31,959,310	430,491,911
Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,201,629	96,429,815
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,750,300	82,077,811
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,705,132	303,659,265
Global Equity, Class NAV, JHF II (MIM US) (B)	15,339,009	147,407,881
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,588,229	$108,762,299
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	14,663,735	143,997,881
International Dynamic Growth, Class NAV, JHIT (Axiom)	10,996,549	102,927,697
International Growth, Class NAV, JHF III (Wellington)	11,301,291	278,237,784
International Small Company, Class NAV, JHF II (DFA)	24,842,267	192,279,149
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	79,603,478	602,598,328
Mid Cap Stock, Class NAV, JHF II (Wellington)	19,499,559	337,537,371
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,984,668	341,760,883
Multifactor Emerging Markets ETF, JHETF (DFA)	8,333,901	164,927,901
Multifactor Mid Cap ETF, JHETF (DFA)	2,140,085	60,799,815
Multifactor Small Cap ETF, JHETF (DFA)	2,645,529	50,291,506
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	12,078,822	110,521,217
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	7,964,396	114,687,296
Small Cap Value, Class NAV, JHF II (Wellington)	7,651,089	105,967,580
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	50,586,223	403,172,194
Fixed income - 17.0%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	6,057,450	53,669,007
Bond, Class NAV, JHSB (MIM US) (B)	22,232,387	350,827,069
Core Bond, Class NAV, JHF II (Wells Capital)	21,730,564	289,016,500
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	21,209,617	168,192,267
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,935,475	84,264,455
High Yield, Class NAV, JHBT (MIM US) (B)	31,161,007	90,678,531
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,035,139	94,460,787
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	27,680,166	274,310,446
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,045,402	29,266,311
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	6,858,846	70,920,466
Diversified Macro, Class NAV, JHIT (Graham)	7,292,101	65,045,542
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	32,282,611	213,388,058
Health Sciences, Class NAV, JHF II (T. Rowe Price)	22,674,902	97,955,577
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	25,068,971	84,983,812
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,915,794	20,575,624
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,660,342,943)		$8,222,720,111
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Fixed income - 1.7%
Fidelity Inflation Protected Bond Index Fund	14,108,876	$144,757,070

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $137,042,959)		$144,757,070
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	137,860

TOTAL COMMON STOCKS (Cost $208,371)		$137,860
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Note, 1.625%, 08/15/2029	55,238,000	59,978,542

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $55,370,373)		$59,978,542
SHORT-TERM INVESTMENTS - 0.0%
U.S. Government - 0.0%
U.S. Treasury Bill, 1.541%, 05/21/2020 *	2,334,000	2,333,691
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	2,099,378	2,099,378

TOTAL SHORT-TERM INVESTMENTS (Cost $4,428,384)		$4,433,069
Total investments (Cost $8,857,393,030) - 100.0%		$8,432,026,652
Other assets and liabilities, net - (0.0%)		(1,483,239)
TOTAL NET ASSETS - 100.0%		$8,430,543,413
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.9%
Equity - 54.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,752,918	$332,873,472
Capital Appreciation, Class NAV, JHF II (Jennison)	14,152,539	196,720,286
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	38,603,419	376,769,368
Disciplined Value, Class NAV, JHF III (Boston Partners)	12,984,970	190,619,353
Disciplined Value International, Class NAV, JHIT (Boston Partners)	28,339,758	259,592,185
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	24,902,054	221,877,299
Equity Income, Class NAV, JHF II (T. Rowe Price)	23,945,157	322,541,264
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,548,610	74,295,892
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,196,328	$95,641,559
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,969,071	235,241,076
Global Equity, Class NAV, JHF II (MIM US) (B)	14,742,510	141,675,517
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,333,411	106,560,672
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	8,089,870	79,442,526
International Dynamic Growth, Class NAV, JHIT (Axiom)	7,720,496	72,263,845
International Growth, Class NAV, JHF III (Wellington)	7,896,714	194,417,093
International Small Company, Class NAV, JHF II (DFA)	14,887,749	115,231,179
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	53,901,775	408,036,434
Mid Cap Stock, Class NAV, JHF II (Wellington)	12,740,434	220,536,908
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,632,077	227,571,807
Multifactor Emerging Markets ETF, JHETF (DFA)	5,582,327	110,474,251
Multifactor Mid Cap ETF, JHETF (DFA)	1,858,688	52,805,326
Multifactor Small Cap ETF, JHETF (DFA)	2,048,889	38,949,380
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	7,701,040	70,464,514
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	6,193,178	89,181,759
Small Cap Value, Class NAV, JHF II (Wellington)	6,094,565	84,409,726
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	47,194,547	376,140,540
Fixed income - 34.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	8,440,224	74,780,386
Bond, Class NAV, JHSB (MIM US) (B)	46,840,097	739,136,723
Core Bond, Class NAV, JHF II (Wells Capital)	44,212,733	588,029,352
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	39,199,454	310,851,668
Floating Rate Income, Class NAV, JHF II (Bain Capital)	23,173,821	163,607,174
High Yield, Class NAV, JHBT (MIM US) (B)	60,278,615	175,410,769
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	25,312,931	216,678,692
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	64,129,212	635,520,490
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	5,841,266	56,134,568
Alternative and specialty - 5.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	7,406,792	76,586,233
Diversified Macro, Class NAV, JHIT (Graham)	4,919,785	43,884,481
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	26,591,128	175,767,357
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,685,677	$80,722,125
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	18,969,391	64,306,236
Seaport Long/Short, Class NAV, JHIT (Wellington)	1,989,135	21,363,314

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,464,683,379)		$8,117,112,799
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 0.0%
Fidelity International Index Fund	75,566	2,498,961
Fixed income - 3.3%
Fidelity Inflation Protected Bond Index Fund	27,250,277	279,587,839

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $267,700,636)		$282,086,800
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	85,424

TOTAL COMMON STOCKS (Cost $129,115)		$85,424
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury Note, 1.625%, 08/15/2029	97,711,100	106,096,697

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $97,939,423)		$106,096,697
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.541%, 05/21/2020 *	50,083,000	50,076,374
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	1,855,862	1,855,862

TOTAL SHORT-TERM INVESTMENTS (Cost $51,831,705)		$51,932,236
Total investments (Cost $8,882,284,258) - 100.0%		$8,557,313,956
Other assets and liabilities, net - (0.0%)		(1,753,782)
TOTAL NET ASSETS - 100.0%		$8,555,560,174
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.1%
Equity - 36.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,644,678	$62,547,116
Capital Appreciation, Class NAV, JHF II (Jennison)	2,676,582	37,204,491
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,792,289	115,092,741
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,549,418	$37,425,455
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,832,386	44,264,656
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,719,228	24,228,321
Equity Income, Class NAV, JHF II (T. Rowe Price)	4,747,846	63,953,483
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	3,390,411	31,802,059
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,363,260	53,726,089
Global Equity, Class NAV, JHF II (MIM US) (B)	4,661,119	44,793,353
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,832,890	33,116,168
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,360,567	12,734,911
International Growth, Class NAV, JHF III (Wellington)	1,392,865	34,292,334
International Small Company, Class NAV, JHF II (DFA)	2,753,804	21,314,445
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,879,453	97,497,459
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,509,765	43,444,040
Mid Value, Class NAV, JHF II (T. Rowe Price)	4,333,232	47,795,546
Multifactor Emerging Markets ETF, JHETF (DFA)	1,246,285	24,663,980
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,386,282	19,962,454
Small Cap Value, Class NAV, JHF II (Wellington)	1,551,473	21,487,903
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,315,995	74,248,483
Fixed income - 52.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	5,550,364	49,176,226
Bond, Class NAV, JHSB (MIM US) (B)	20,709,919	326,802,520
Core Bond, Class NAV, JHF II (Wells Capital)	26,750,852	355,786,326
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,506,372	122,965,532
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,573,390	74,648,131
High Yield, Class NAV, JHBT (MIM US) (B)	23,769,945	69,170,540
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,116,204	39,762,527
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,277,737	79,417,427
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	23,798,145	235,839,613
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,310,906	22,207,809
Alternative and specialty - 4.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,890,519	29,887,961
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	2,988,400	$26,028,967
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	6,378,926	42,164,702
Infrastructure, Class NAV, JHIT (Wellington)	1,142,268	12,850,510
Seaport Long/Short, Class NAV, JHIT (Wellington)	670,025	7,196,067

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,539,249,456)		$2,439,500,345
UNAFFILIATED INVESTMENT COMPANIES - 5.4%
Equity - 0.5%
Fidelity International Index Fund	383,635	12,686,806
Fixed income - 4.9%
Fidelity Inflation Protected Bond Index Fund	12,691,962	130,219,527

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $138,354,668)		$142,906,333
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	14,327

TOTAL COMMON STOCKS (Cost $21,655)		$14,327
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Note, 1.625%, 08/15/2029	22,449,100	24,375,689

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,504,256)		$24,375,689
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government - 0.6%
U.S. Treasury Bill, 1.541%, 05/21/2020 *	14,262,000	14,260,113
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	648,605	648,605

TOTAL SHORT-TERM INVESTMENTS (Cost $14,880,090)		$14,908,718
Total investments (Cost $2,715,010,125) - 100.0%		$2,621,705,412
Other assets and liabilities, net - (0.0%)		(274,796)
TOTAL NET ASSETS - 100.0%		$2,621,430,616
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.2%
Equity - 15.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	237,441	$9,029,887
Capital Appreciation, Class NAV, JHF II (Jennison)	447,215	6,216,286
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,164,105	$60,161,666
Disciplined Value, Class NAV, JHF III (Boston Partners)	600,048	8,808,701
Disciplined Value International, Class NAV, JHIT (Boston Partners)	947,099	8,675,423
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,452,079	12,938,028
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,044,390	14,067,933
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,863,135	17,476,203
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	225,495	8,886,758
Global Equity, Class NAV, JHF II (MIM US) (B)	2,467,482	23,712,502
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,957,042	16,908,845
International Dynamic Growth, Class NAV, JHIT (Axiom)	478,615	4,479,841
International Growth, Class NAV, JHF III (Wellington)	493,412	12,147,806
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,065,916	61,058,983
Mid Cap Stock, Class NAV, JHF II (Wellington)	877,988	15,197,980
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,527,587	16,849,280
Multifactor Emerging Markets ETF, JHETF (DFA)	170,650	3,377,164
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	464,334	6,686,404
Small Cap Value, Class NAV, JHF II (Wellington)	692,655	9,593,271
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,739,039	29,800,140
Fixed income - 67.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	4,802,031	42,545,992
Bond, Class NAV, JHSB (MIM US) (B)	24,508,175	386,739,005
Core Bond, Class NAV, JHF II (Wells Capital)	31,820,715	423,215,508
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	14,260,149	113,082,984
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,417,094	80,604,683
High Yield, Class NAV, JHBT (MIM US) (B)	19,986,062	58,159,442
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,625,583	44,683,137
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	8,932,639	76,463,388
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,988,236	227,813,415
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,934,459	18,590,153
Alternative and specialty - 6.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	3,581,839	37,036,215
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,103,549	$27,031,909
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,995,866	33,022,673
Infrastructure, Class NAV, JHIT (Wellington)	3,302,571	37,153,922
Seaport Long/Short, Class NAV, JHIT (Wellington)	324,632	3,486,543

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,032,819,099)		$1,955,702,070
UNAFFILIATED INVESTMENT COMPANIES - 7.5%
Equity - 0.4%
Fidelity International Index Fund	248,857	8,229,702
Fixed income - 7.1%
Fidelity Inflation Protected Bond Index Fund	15,335,527	157,342,511

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $158,762,802)		$165,572,213
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Note, 1.625%, 08/15/2029	49,776,100	54,047,900

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,430,642)		$54,047,900
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government - 0.7%
U.S. Treasury Bill, 1.541%, 05/21/2020 *	16,640,000	16,637,799
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3210% (F)	39,973	39,973

TOTAL SHORT-TERM INVESTMENTS (Cost $16,644,370)		$16,677,772
Total investments (Cost $2,257,656,913) - 99.9%		$2,191,999,955
Other assets and liabilities, net - 0.1%		1,230,945
TOTAL NET ASSETS - 100.0%		$2,193,230,900
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale, excluding 144A securities.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2020, by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,759,036,533	$2,759,036,533	—	—
Common stocks	60,682	—	—	$60,682
Short-term investments	3,079	3,079	—	—
Total investments in securities	$2,759,100,294	$2,759,039,612	—	$60,682

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,222,720,111	$8,222,720,111	—	—
Unaffiliated investment companies	144,757,070	144,757,070	—	—
Common stocks	137,860	—	—	$137,860
U.S. Government and Agency obligations	59,978,542	—	$59,978,542	—
Short-term investments	4,433,069	2,099,378	2,333,691	—
Total investments in securities	$8,432,026,652	$8,369,576,559	$62,312,233	$137,860

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,117,112,799	$8,117,112,799	—	—
Unaffiliated investment companies	282,086,800	282,086,800	—	—
Common stocks	85,424	—	—	$85,424
U.S. Government and Agency obligations	106,096,697	—	$106,096,697	—
Short-term investments	51,932,236	1,855,862	50,076,374	—
Total investments in securities	$8,557,313,956	$8,401,055,461	$156,173,071	$85,424

8	|

	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,439,500,345	$2,439,500,345	—	—
Unaffiliated investment companies	142,906,333	142,906,333	—	—
Common stocks	14,327	—	—	$14,327
U.S. Government and Agency obligations	24,375,689	—	$24,375,689	—
Short-term investments	14,908,718	648,605	14,260,113	—
Total investments in securities	$2,621,705,412	$2,583,055,283	$38,635,802	$14,327

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,955,702,070	$1,955,702,070	—	—
Unaffiliated investment companies	165,572,213	165,572,213	—	—
U.S. Government and Agency obligations	54,047,900	—	$54,047,900	—
Short-term investments	16,677,772	39,973	16,637,799	—
Total investments in securities	$2,191,999,955	$2,121,314,256	$70,685,699	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	1,252,722	$17,268,235	—	$(6,933,147)	$691,469	$1,926,584	—	—	$12,953,141
Blue Chip Growth	4,870,392	237,052,628	—	(23,648,611)	146,295	(28,329,308)	—	—	185,221,004
Capital Appreciation	7,901,014	140,556,897	—	(16,431,671)	1,014,057	(15,315,191)	—	—	109,824,092
Capital Appreciation Value	11,458,044	143,128,489	—	(15,055,399)	(419,616)	(15,822,961)	—	—	111,830,513
Disciplined Value	6,807,565	141,393,127	—	—	—	(41,458,072)	—	—	99,935,055
Disciplined Value International	16,468,680	206,459,940	—	(438,487)	(30,032)	(55,138,309)	—	—	150,853,112
Diversified Macro	2,933,968	36,632,722	$294,486	(7,348,731)	(996,171)	(2,411,309)	—	—	26,170,997
Diversified Real Assets	12,465,887	124,376,222	1,396,028	(767,418)	4,609	(42,609,925)	—	—	82,399,516
Emerging Markets Equity	21,246,910	251,775,451	—	(6,552,704)	573,418	(56,486,199)	—	—	189,309,966
Equity Income	12,638,438	238,440,177	576,181	(284,761)	1,288	(68,493,124)	$576,181	—	170,239,761
Financial Industries	2,768,175	56,258,775	10,907	(3,278,632)	31,193	(15,956,374)	—	—	37,065,869
Fundamental Global Franchise	2,421,717	29,601,052	—	(891,795)	(245,304)	(5,748,246)	—	—	22,715,707
Fundamental Large Cap Core	4,393,733	235,609,576	—	(6,026,297)	705,032	(57,131,310)	—	—	173,157,001
Global Equity	5,053,937	62,902,236	—	(234,057)	2,712	(14,102,554)	—	—	48,568,337
Global Shareholder Yield	3,450,343	39,732,013	241,185	(47,447)	540	(10,115,324)	241,186	—	29,810,967
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	6,499,040	$83,252,961	—	$(3,103,346)	$(27,034)	$(16,302,005)	—	—	$63,820,576
Health Sciences	9,919,203	49,104,736	$3,389,903	(3,529,441)	(64,650)	(6,049,590)	—	—	42,850,958
International Dynamic Growth	4,653,245	55,742,482	—	(3,320,147)	180,068	(9,048,030)	—	—	43,554,373
International Growth	4,783,109	150,713,758	—	(6,501,399)	509,775	(26,961,981)	—	—	117,760,153
International Small Company	10,817,799	120,254,275	53,129	(339,128)	5,597	(36,244,105)	—	—	83,729,768
International Strategic Equity Allocation	30,260,209	297,697,784	—	(2,558,609)	(170,359)	(65,899,032)	—	—	229,069,784
Mid Cap Stock	7,858,013	177,606,314	—	(15,086,322)	886,633	(27,384,428)	—	—	136,022,197
Mid Value	12,437,417	192,406,841	—	—	—	(55,222,132)	—	—	137,184,709
Multifactor Emerging Markets ETF	3,211,418	85,087,211	1,080,097	(536,256)	31,138	(22,108,228)	—	—	63,553,962
Multifactor Mid Cap ETF	931,608	37,168,910	195	(685,761)	33,168	(10,049,529)	—	—	26,466,983
Multifactor Small Cap ETF	986,342	27,628,988	—	(182,837)	(622)	(8,695,168)	—	—	18,750,361
Science & Technology	11,032,763	48,101,710	403,568	(6,009,956)	(1,998,183)	(3,096,071)	—	—	37,401,068
Seaport Long/Short	1,011,368	15,107,637	—	(2,918,915)	283,876	(1,610,510)	—	—	10,862,088
Small Cap Core	5,161,292	64,752,302	—	(708,647)	65,563	(16,883,400)	—	—	47,225,818
Small Cap Growth	3,955,181	72,892,592	—	(6,195,214)	(390,051)	(9,352,721)	—	—	56,954,606
Small Cap Value	3,491,614	74,002,631	644,110	—	—	(26,287,885)	—	—	48,358,856
U.S. Sector Rotation	18,245,324	188,007,384	—	(7,057,230)	(204,343)	(35,330,576)	—	—	145,415,235
					$620,066	$(803,717,013)	$817,367	—	$2,759,036,533
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	6,858,846	$86,081,254	—	$(28,578,656)	$2,070,155	$11,347,713	—	—	$70,920,466
Asia Pacific Total Return Bond	6,057,450	66,448,955	—	(7,088,745)	(328,415)	(5,362,788)	—	—	53,669,007
Blue Chip Growth	11,928,373	564,626,660	$2,178,530	(45,411,270)	1,376,346	(69,134,251)	—	—	453,636,015
Bond	22,232,387	426,717,351	3,491,237	(71,687,730)	157,659	(7,851,448)	$3,491,237	—	350,827,069
Capital Appreciation	19,455,604	338,773,817	2,349,381	(36,761,455)	2,706,224	(36,635,066)	—	—	270,432,901
Capital Appreciation Value	36,354,744	441,554,328	—	(35,225,388)	(1,567,929)	(49,938,708)	—	—	354,822,303
Core Bond	21,730,564	351,379,851	1,145,711	(68,993,828)	1,162,308	4,322,458	1,145,712	—	289,016,500
Disciplined Value	17,503,446	346,957,917	12,670,980	—	—	(102,678,304)	—	—	256,950,593
Disciplined Value International	39,527,106	477,859,937	12,861,530	(377,346)	(24,557)	(128,251,272)	—	—	362,068,292
Diversified Macro	7,292,101	79,384,106	479,179	(7,525,541)	(1,082,203)	(6,209,999)	—	—	65,045,542
Diversified Real Assets	32,282,611	311,475,319	11,138,337	(1,088,424)	8,638	(108,145,812)	—	—	213,388,058
Emerging Markets Debt	21,209,617	222,136,761	2,745,545	(21,346,369)	(1,154,993)	(34,188,677)	2,693,252	—	168,192,267
Emerging Markets Equity	40,260,378	471,114,320	2,811,151	(10,163,358)	1,143,422	(106,185,564)	—	—	358,719,971
Equity Income	31,959,310	578,248,665	19,539,444	—	—	(167,296,198)	1,447,251	—	430,491,911
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Financial Industries	7,201,629	$147,882,615	$4,420,278	$(16,460,825)	$2,046,088	$(41,458,341)	—	—	$96,429,815
Floating Rate Income	11,935,475	103,382,174	—	(4,050,656)	(304,184)	(14,762,879)	$1,066,911	—	84,264,455
Fundamental Global Franchise	8,750,300	105,499,585	284,637	(2,701,210)	(273,841)	(20,731,360)	—	—	82,077,811
Fundamental Large Cap Core	7,705,132	402,797,240	8,647,105	(11,142,293)	1,341,393	(97,984,180)	—	—	303,659,265
Global Equity	15,339,009	189,749,081	867,605	(588,364)	(15,255)	(42,605,186)	—	—	147,407,881
Global Shareholder Yield	12,588,229	142,562,456	2,562,281	(73,636)	888	(36,289,690)	876,589	—	108,762,299
Global Thematic Opportunities	14,663,735	184,365,665	65,757	(3,879,613)	(9,401)	(36,544,527)	—	—	143,997,881
Health Sciences	22,674,902	98,397,142	15,464,774	(2,409,057)	(88,446)	(13,408,836)	—	—	97,955,577
High Yield	31,161,007	113,045,304	1,523,059	(6,574,453)	(1,123,586)	(16,191,793)	1,523,058	—	90,678,531
International Dynamic Growth	10,996,549	129,027,632	162,700	(5,599,685)	459,538	(21,122,488)	—	—	102,927,697
International Growth	11,301,291	348,832,305	—	(8,424,543)	752,866	(62,922,844)	—	—	278,237,784
International Small Company	24,842,267	261,542,497	10,380,462	(211,619)	4,357	(79,436,548)	—	—	192,279,149
International Strategic Equity Allocation	79,603,478	774,405,538	3,779,155	(3,258,109)	(138,644)	(172,189,612)	—	—	602,598,328
Mid Cap Stock	19,499,559	434,518,438	6,927,580	(39,577,388)	2,212,257	(66,543,516)	—	—	337,537,371
Mid Value	30,984,668	463,148,172	11,249,748	—	—	(132,637,037)	—	—	341,760,883
Multifactor Emerging Markets ETF	8,333,901	217,611,703	5,659,173	(1,958,142)	88,476	(56,473,309)	—	—	164,927,901
Multifactor Mid Cap ETF	2,140,085	82,174,558	2,185,444	(1,377,179)	77,106	(22,260,114)	—	—	60,799,815
Multifactor Small Cap ETF	2,645,529	70,203,770	2,572,301	(239,535)	(7,071)	(22,237,959)	—	—	50,291,506
Science & Technology	25,068,971	104,061,221	1,848,421	(9,948,619)	(2,640,450)	(8,336,761)	—	—	84,983,812
Seaport Long/Short	1,915,794	25,685,653	—	(2,732,370)	209,508	(2,587,167)	—	—	20,575,624
Short Duration Credit Opportunities	11,035,139	115,255,654	966,939	(9,833,305)	(1,050,365)	(10,878,136)	966,940	—	94,460,787
Small Cap Core	12,078,822	147,117,654	3,999,536	(2,729,826)	285,039	(38,151,186)	—	—	110,521,217
Small Cap Growth	7,964,396	142,747,715	705,142	(9,668,875)	(289,262)	(18,807,424)	—	—	114,687,296
Small Cap Value	7,651,089	147,117,654	12,303,760	—	—	(53,453,834)	—	—	105,967,580
Strategic Income Opportunities	27,680,166	334,814,955	1,985,954	(38,089,553)	(1,179,370)	(23,221,540)	1,985,954	—	274,310,446
U.S. High Yield Bond	3,045,402	36,035,060	374,343	(2,284,892)	911	(4,859,111)	374,344	—	29,266,311
U.S. Sector Rotation	50,586,223	515,848,987	2,407,617	(17,368,627)	(108,745)	(97,607,038)	—	—	403,172,194
					$4,716,462	$(2,019,910,332)	$15,571,248	—	$8,222,720,111
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	7,406,792	$90,078,229	—	$(27,632,067)	$1,985,901	$12,154,170	—	—	$76,586,233
Asia Pacific Total Return Bond	8,440,224	92,447,021	—	(9,714,944)	(475,510)	(7,476,181)	—	—	74,780,386
Blue Chip Growth	8,752,918	403,489,652	$7,775,894	(30,074,570)	1,759,717	(50,077,221)	—	—	332,873,472
Bond	46,840,097	879,670,338	7,215,036	(131,471,355)	257,903	(16,535,199)	$7,215,036	—	739,136,723
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	14,152,539	$239,907,050	$6,162,517	$(25,367,319)	$2,224,930	$(26,206,892)	—	—	$196,720,286
Capital Appreciation Value	38,603,419	450,703,376	25,204	(20,637,460)	(367,262)	(52,954,490)	—	—	376,769,368
Core Bond	44,212,733	698,209,736	2,330,902	(123,150,294)	3,551,589	7,087,419	$2,330,902	—	588,029,352
Disciplined Value	12,984,970	247,171,514	17,085,231	—	—	(73,637,392)	—	—	190,619,353
Disciplined Value International	28,339,758	326,562,475	22,268,359	(584,705)	(11,601)	(88,642,343)	—	—	259,592,185
Diversified Macro	4,919,785	52,034,374	1,590,291	(4,950,310)	(689,841)	(4,100,033)	—	—	43,884,481
Diversified Real Assets	26,591,128	249,593,001	16,034,809	(1,525,802)	12,100	(88,346,751)	—	—	175,767,357
Emerging Markets Debt	39,199,454	397,765,195	5,800,686	(27,868,726)	(1,597,001)	(63,248,486)	4,879,670	—	310,851,668
Emerging Markets Equity	24,902,054	282,372,967	10,391,367	(7,788,766)	884,315	(63,982,584)	—	—	221,877,299
Equity Income	23,945,157	415,628,813	28,993,237	(831,809)	11,532	(121,260,509)	1,083,267	—	322,541,264
Financial Industries	5,548,610	121,090,948	7,617,673	(25,116,921)	4,079,467	(33,375,275)	—	—	74,295,892
Floating Rate Income	23,173,821	202,062,775	2,771,909	(12,070,868)	(1,104,881)	(28,051,761)	2,062,336	—	163,607,174
Fundamental Global Franchise	10,196,328	121,446,064	2,295,668	(4,136,631)	(79,732)	(23,883,810)	—	—	95,641,559
Fundamental Large Cap Core	5,969,071	300,042,426	16,655,872	(8,609,681)	1,046,082	(73,893,623)	—	—	235,241,076
Global Equity	14,742,510	176,958,942	5,156,110	(573,513)	8,531	(39,874,553)	—	—	141,675,517
Global Shareholder Yield	12,333,411	135,254,367	6,093,028	(303,449)	5,619	(34,488,893)	856,547	—	106,560,672
Global Thematic Opportunities	8,089,870	99,027,218	2,264,349	(2,295,310)	85,037	(19,638,768)	—	—	79,442,526
Health Sciences	18,685,677	69,312,043	22,523,112	(1,897,839)	6,995	(9,222,186)	—	—	80,722,125
High Yield	60,278,615	216,505,641	2,913,634	(10,769,655)	(2,258,778)	(30,980,073)	2,913,634	—	175,410,769
International Dynamic Growth	7,720,496	88,178,107	1,784,956	(3,666,140)	381,277	(14,414,355)	—	—	72,263,845
International Growth	7,896,714	238,394,942	3,321,938	(5,106,134)	610,839	(42,804,492)	—	—	194,417,093
International Small Company	14,887,749	148,038,554	13,346,071	(267,942)	5,517	(45,891,021)	—	—	115,231,179
International Strategic Equity Allocation	53,901,775	508,290,374	16,137,762	(3,347,456)	(50,069)	(112,994,177)	—	—	408,036,434
Mid Cap Stock	12,740,434	274,928,742	12,344,605	(26,138,550)	1,605,142	(42,203,031)	—	—	220,536,908
Mid Value	20,632,077	296,077,107	17,127,287	(116,985)	(1,806)	(85,513,796)	—	—	227,571,807
Multifactor Emerging Markets ETF	5,582,327	140,879,811	8,217,137	(1,959,011)	99,438	(36,763,124)	—	—	110,474,251
Multifactor Mid Cap ETF	1,858,688	68,854,088	4,128,930	(1,619,287)	86,096	(18,644,501)	—	—	52,805,326
Multifactor Small Cap ETF	2,048,889	51,842,848	4,141,058	(438,146)	5,516	(16,601,896)	—	—	38,949,380
Science & Technology	18,969,391	69,197,450	8,528,910	(4,741,302)	(1,312,264)	(7,366,558)	—	—	64,306,236
Seaport Long/Short	1,989,135	25,726,986	—	(1,962,700)	180,098	(2,581,070)	—	—	21,363,314
Short Duration Credit Opportunities	25,312,931	262,946,775	2,197,517	(21,221,808)	(2,243,927)	(24,999,865)	2,197,518	—	216,678,692
Small Cap Core	7,701,040	89,880,550	6,108,300	(2,198,049)	219,704	(23,545,991)	—	—	70,464,514
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	6,193,178	$106,799,242	$2,736,635	$(6,164,721)	$90,599	$(14,279,996)	—	—	$89,181,759
Small Cap Value	6,094,565	111,028,915	14,185,541	—	—	(40,804,730)	—	—	84,409,726
Strategic Income Opportunities	64,129,212	763,748,985	4,513,068	(76,859,198)	(4,184,310)	(51,698,055)	$4,513,068	—	635,520,490
U.S. High Yield Bond	5,841,266	68,674,930	715,603	(3,960,758)	(107,797)	(9,187,410)	715,603	—	56,134,568
U.S. Sector Rotation	47,194,547	467,865,274	12,461,511	(15,453,682)	256,287	(88,988,850)	—	—	376,140,540
					$4,975,452	$(1,609,918,352)	$28,767,581	—	$8,117,112,799
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	2,890,519	$33,981,078	—	$(9,528,682)	$678,329	$4,757,236	—	—	$29,887,961
Alternative Risk Premia	2,988,400	30,751,459	$288,065	(1,114,798)	(146,512)	(3,749,247)	—	—	26,028,967
Asia Pacific Total Return Bond	5,550,364	57,939,173	—	(3,585,347)	(202,759)	(4,974,841)	—	—	49,176,226
Blue Chip Growth	1,644,678	73,507,043	3,586,119	(5,791,396)	485,225	(9,239,875)	—	—	62,547,116
Bond	20,709,919	372,048,276	3,077,976	(41,065,435)	(85,196)	(7,173,101)	$3,077,976	—	326,802,520
Capital Appreciation	2,676,582	43,981,240	2,413,290	(4,826,439)	326,899	(4,690,499)	—	—	37,204,491
Capital Appreciation Value	11,792,289	130,735,496	3,918,504	(4,305,088)	106,195	(15,362,366)	—	—	115,092,741
Core Bond	26,750,852	404,007,472	1,401,188	(55,497,765)	1,400,408	4,475,023	1,401,189	—	355,786,326
Disciplined Value	2,549,418	46,570,735	5,034,642	(393,304)	10,098	(13,796,716)	—	—	37,425,455
Disciplined Value International	4,832,386	54,237,247	4,973,332	(308,186)	(20,057)	(14,617,680)	—	—	44,264,656
Diversified Real Assets	6,378,926	57,469,480	5,831,307	(405,621)	3,219	(20,733,683)	—	—	42,164,702
Emerging Markets Debt	15,506,372	151,309,310	3,005,285	(6,143,160)	(194,442)	(25,011,461)	1,874,994	—	122,965,532
Emerging Markets Equity	2,719,228	29,819,361	2,111,692	(991,184)	144,635	(6,856,183)	—	—	24,228,321
Equity Income	4,747,846	79,665,591	8,411,543	(941,887)	17,730	(23,199,494)	214,275	—	63,953,483
Floating Rate Income	10,573,390	88,994,570	1,447,029	(2,780,245)	(316,049)	(12,697,174)	917,433	—	74,648,131
Fundamental Global Franchise	3,390,411	37,983,377	1,887,777	(375,901)	4,041	(7,697,235)	—	—	31,802,059
Fundamental Large Cap Core	1,363,260	66,504,901	5,470,741	(2,150,758)	259,881	(16,358,676)	—	—	53,726,089
Global Equity	4,661,119	54,249,607	3,281,051	(539,975)	21,753	(12,219,083)	—	—	44,793,353
Global Shareholder Yield	3,832,890	40,742,827	3,130,337	(376,108)	58,409	(10,439,297)	265,423	—	33,116,168
High Yield	23,769,945	82,474,481	1,343,485	(1,873,707)	(299,747)	(12,473,972)	1,117,601	—	69,170,540
Infrastructure	1,142,268	15,370,104	449,090	(655,732)	145,046	(2,457,998)	32,255	—	12,850,510
International Dynamic Growth	1,360,567	15,061,095	730,013	(668,894)	75,657	(2,462,960)	—	—	12,734,911
International Growth	1,392,865	40,721,196	1,729,254	(984,136)	180,520	(7,354,500)	—	—	34,292,334
International Small Company	2,753,804	26,265,759	3,246,597	(149,758)	3,084	(8,051,237)	—	—	21,314,445
International Strategic Equity Allocation	12,879,453	117,732,400	7,392,227	(1,513,012)	17,058	(26,131,214)	—	—	97,497,459
Mid Cap Stock	2,509,765	52,531,517	3,820,353	(5,197,374)	250,490	(7,960,946)	—	—	43,444,040
Mid Value	4,333,232	58,711,696	6,528,682	(531,172)	12,004	(16,925,664)	—	—	47,795,546
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	1,246,285	$30,067,959	$2,926,680	$(435,272)	$14,501	$(7,909,888)	—	—	$24,663,980
Seaport Long/Short	670,025	8,343,241	4,962	(370,701)	37,140	(818,575)	—	—	7,196,067
Short Duration Bond	4,116,204	46,153,529	336,571	(5,294,573)	(129,670)	(1,303,330)	$319,239	—	39,762,527
Short Duration Credit Opportunities	9,277,737	92,888,083	783,303	(4,472,685)	(464,140)	(9,317,134)	783,303	—	79,417,427
Small Cap Growth	1,386,282	23,172,579	1,284,184	(1,451,002)	65,698	(3,109,005)	—	—	19,962,454
Small Cap Value	1,551,473	26,265,759	4,749,657	—	—	(9,527,513)	—	—	21,487,903
Strategic Income Opportunities	23,798,145	270,321,007	1,609,979	(16,030,719)	(798,635)	(19,262,019)	1,609,979	—	235,839,613
U.S. High Yield Bond	2,310,906	26,265,759	291,856	(756,608)	(42,773)	(3,550,425)	282,223	—	22,207,809
U.S. Sector Rotation	9,315,995	89,516,795	5,080,529	(3,386,444)	56,703	(17,019,100)	—	—	74,248,483
					$1,674,743	$(355,219,832)	$11,895,890	—	$2,439,500,345
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	3,581,839	$38,460,380	—	$(7,816,358)	$608,575	$5,783,618	—	—	$37,036,215
Alternative Risk Premia	3,103,549	29,795,388	$1,654,133	(517,204)	(56,238)	(3,844,170)	—	—	27,031,909
Asia Pacific Total Return Bond	4,802,031	47,676,369	442,552	(1,189,272)	(48,341)	(4,335,316)	—	—	42,545,992
Blue Chip Growth	237,441	9,899,438	1,439,285	(1,101,350)	123,753	(1,331,239)	—	—	9,029,887
Bond	24,508,175	413,599,650	3,613,961	(22,096,358)	(180,167)	(8,198,081)	$3,455,152	—	386,739,005
Capital Appreciation	447,215	6,827,187	1,036,347	(945,577)	44,371	(746,042)	—	—	6,216,286
Capital Appreciation Value	6,164,105	63,580,560	6,183,476	(2,255,810)	64,509	(7,411,069)	—	—	60,161,666
Core Bond	31,820,715	449,252,039	2,207,144	(34,912,352)	564,915	6,103,762	1,677,960	—	423,215,508
Disciplined Value	600,048	9,921,352	2,186,156	(201,574)	2,717	(3,099,950)	—	—	8,808,701
Disciplined Value International	947,099	9,480,350	2,002,695	(108,301)	1,391	(2,700,712)	—	—	8,675,423
Diversified Real Assets	4,995,866	40,107,338	9,190,475	(1,084,226)	(43,134)	(15,147,780)	—	—	33,022,673
Emerging Markets Debt	14,260,149	131,808,473	6,505,781	(2,876,243)	(36,728)	(22,318,299)	1,652,175	—	113,082,984
Emerging Markets Equity	1,452,079	14,851,038	2,428,783	(878,030)	70,234	(3,533,997)	—	—	12,938,028
Equity Income	1,044,390	15,861,767	3,301,857	(216,513)	1,963	(4,881,141)	47,304	—	14,067,933
Floating Rate Income	11,417,094	91,061,864	3,883,522	(699,910)	(63,439)	(13,577,354)	955,494	—	80,604,683
Fundamental Global Franchise	1,863,135	19,392,166	2,634,322	(497,982)	5,667	(4,057,970)	—	—	17,476,203
Fundamental Large Cap Core	225,495	10,045,309	1,998,132	(594,198)	52,263	(2,614,748)	—	—	8,886,758
Global Equity	2,467,482	26,412,440	4,090,663	(645,092)	9,345	(6,154,854)	—	—	23,712,502
Global Shareholder Yield	1,957,042	18,932,094	3,228,062	(226,255)	14,420	(5,039,476)	135,872	—	16,908,845
High Yield	19,986,062	65,795,773	3,369,005	(628,975)	2,160	(10,378,521)	903,509	—	58,159,442
Infrastructure	3,302,571	41,408,890	3,954,763	(1,853,185)	428,145	(6,784,691)	93,090	—	37,153,922
International Dynamic Growth	478,615	4,941,605	645,416	(303,214)	26,760	(830,726)	—	—	4,479,841
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	493,412	$13,358,783	$1,637,269	$(434,815)	$41,138	$(2,454,569)	—	—	$12,147,806
International Strategic Equity Allocation	8,065,916	67,284,976	10,717,173	(1,369,610)	920	(15,574,476)	—	—	61,058,983
Mid Cap Stock	877,988	16,686,560	3,056,198	(1,957,083)	37,525	(2,625,220)	—	—	15,197,980
Mid Value	1,527,587	19,070,354	4,232,010	(632,724)	11,871	(5,832,231)	—	—	16,849,280
Multifactor Emerging Markets ETF	170,650	3,842,114	772,381	(195,601)	2,535	(1,044,265)	—	—	3,377,164
Seaport Long/Short	324,632	3,814,071	142,834	(105,896)	11,670	(376,136)	—	—	3,486,543
Short Duration Bond	4,625,583	47,676,369	450,482	(1,914,439)	(56,169)	(1,473,106)	$335,573	—	44,683,137
Short Duration Credit Opportunities	8,932,639	84,999,814	1,366,100	(786,416)	(47,768)	(9,068,342)	725,926	—	76,463,388
Small Cap Growth	464,334	7,151,383	1,045,183	(549,715)	27,720	(988,167)	—	—	6,686,404
Small Cap Value	692,655	10,729,458	3,223,978	(165,538)	(1,298)	(4,193,329)	—	—	9,593,271
Strategic Income Opportunities	22,988,236	248,036,308	1,614,338	(3,196,497)	(45,482)	(18,595,252)	1,496,688	—	227,813,415
U.S. High Yield Bond	1,934,459	20,858,411	779,723	(127,173)	218	(2,921,026)	235,102	—	18,590,153
U.S. Sector Rotation	3,739,039	33,416,028	4,829,227	(1,935,200)	46,802	(6,556,717)	—	—	29,800,140
					$1,622,823	$(186,801,592)	$11,713,845	—	$1,955,702,070
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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